HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2024
Bank of Communications Co., Ltd.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	19.03%
Barrowgate Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	24.64%
BGF Group plc
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	24.62%
Bud Financial Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	4.50%
CANARA HSBC LIFE INSURANCE COMPANY LIMITED
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	26.00%
Divido Financial Services Limited (In Administration)
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	7.85%
Electronic Payment Services Company (Hong Kong) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	38.69%
Episode Six Inc.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	5.69%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	38.69%
HQLAX S.à r.l.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	6.10%
HSBC Jintrust Fund Management Company Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	49.00%
Lightico Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	2.80%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	30.00%
Marketnode PTE. Ltd.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	12.60%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	33.33%
Quantexa Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.36%
Saudi Awwal Bank
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	31.00%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	7.10%
Trade Information Network Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	12.76%
We Trade Innovation Designated Activity Company (In Liquidation)
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.88%
HSBC Holdings | Barrowgate Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	15.53%